Recoverable taxes - Changes in provision for impairment of recoverable taxes (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Recoverable Taxes
At the beginning of the year	BRL (1,062,295)	BRL (1,062,295)
Provision for impairment	(112,467)	(94,963)
At the end of the year	BRL (1,174,762)	BRL (1,062,295)